Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net change (net of tax effect)		$ 35
Net change net of tax effect	$ 22	$ (294)